RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Logistics services
Related Party Transactions
Amount of related party transaction	$ 1,952,000
Zhejiang Aokang Shoes Co. Ltd. Shareholder [Member]
Related Party Transactions
Percentage of outstanding shares held			18.10%
Goods purchased			$ 400
Zall E-commerce and its subsidiary Zall Development (HK) Holding Company Limited [Member]
Related Party Transactions
Percentage of outstanding shares held	29.50%
Hankou North Import And Export Service Co. Ltd. [Member]
Related Party Transactions
Amount of related party transaction		$ 325,000
Hankou North Import And Export Service Co. Ltd. [Member] | Logistics services
Related Party Transactions
Amount of related party transaction		4,302,000
Amounts due to related party		1,550,000
Amount due from related parties	$ 62,000
Hankou North Import And Export Service Co. Ltd. [Member] | Technical Services
Related Party Transactions
Amount of related party transaction	123,000
Zall Foreign Trade Service (Hong Kong) Company Limited [Member] | Logistics services
Related Party Transactions
Amount of related party transaction	770,000	4,186,000,000
Amounts due to related party		1,007,000
Amount due from related parties	53,000
Network Marketing Technical Services [Member] | Advertising services
Related Party Transactions
Amount of related party transaction	8,334,000	7,441,000
Amounts due to related party	220,000	2,396,000
Jiashi Financial Information Service (Hangzhou) Co. Ltd. [Member] | Rental services
Related Party Transactions
Amount of related party transaction		$ 26,000
Wuhan Zall Internet Technology Co. Ltd. [Member]
Related Party Transactions
Amount of related party transaction	4,223,000
Amounts due to related party	4,223,000
Demon Network Technology (Hong Kong) Co. Ltd. [Member] | Technical Services
Related Party Transactions
Amount of related party transaction	749,000
Amounts due to related party	315,000
Shaghai Zhijie E-Commerce Co., Ltd [Member] | Maintenance Services
Related Party Transactions
Amount of related party transaction	189,000
Amounts due to related party	$ 19,000